Schedule of Investments (unaudited)
July 31, 2024
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 4.5%
Entertainment — 1.6%
Live Nation Entertainment Inc.	42,546	$4,092,500 *
Interactive Media & Services — 1.3%
Pinterest Inc., Class A Shares	98,500	3,147,075 *
Media — 1.6%
Trade Desk Inc., Class A Shares	44,800	4,026,624 *

Total Communication Services		11,266,199
Consumer Discretionary — 9.9%
Broadline Retail — 1.7%
MercadoLibre Inc.	2,580	4,305,762 *
Hotels, Restaurants & Leisure — 4.6%
Chipotle Mexican Grill Inc.	136,950	7,439,124 *
Expedia Group Inc.	30,896	3,944,492 *
Total Hotels, Restaurants & Leisure		11,383,616
Specialty Retail — 2.6%
Burlington Stores Inc.	21,302	5,545,337 *
Chewy Inc., Class A Shares	34,000	822,120 *
Total Specialty Retail		6,367,457
Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.	2,700	2,491,101 *

Total Consumer Discretionary		24,547,936
Consumer Staples — 4.5%
Beverages — 0.3%
Celsius Holdings Inc.	15,300	716,499 *
Consumer Staples Distribution & Retail — 4.2%
Casey’s General Stores Inc.	13,697	5,312,245
Performance Food Group Co.	74,486	5,139,534 *
Total Consumer Staples Distribution & Retail		10,451,779

Total Consumer Staples		11,168,278
Energy — 3.9%
Energy Equipment & Services — 1.2%
Baker Hughes Co.	78,200	3,027,904
Oil, Gas & Consumable Fuels — 2.7%
Diamondback Energy Inc.	19,400	3,924,814
EQT Corp.	78,800	2,719,388
Total Oil, Gas & Consumable Fuels		6,644,202

Total Energy		9,672,106
Financials — 8.5%
Capital Markets — 7.4%
Coinbase Global Inc., Class A Shares	5,600	1,256,416 *
KKR & Co. Inc.	51,500	6,357,675
MSCI Inc.	6,800	3,677,168
Raymond James Financial Inc.	12,500	1,450,000
Tradeweb Markets Inc., Class A Shares	49,611	5,540,557
Total Capital Markets		18,281,816
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 1.1%
Corpay Inc.	9,100	$2,655,562 *

Total Financials		20,937,378
Health Care — 16.2%
Biotechnology — 1.6%
Argenx SE, ADR	4,776	2,463,795 *
Sarepta Therapeutics Inc.	10,700	1,521,968 *
Total Biotechnology		3,985,763
Health Care Equipment & Supplies — 5.4%
IDEXX Laboratories Inc.	14,206	6,763,761 *
Insulet Corp.	10,182	1,978,872 *
STERIS PLC	19,064	4,551,720
Total Health Care Equipment & Supplies		13,294,353
Health Care Technology — 1.7%
Doximity Inc., Class A Shares	76,740	2,148,720 *
Veeva Systems Inc., Class A Shares	10,755	2,064,207 *
Total Health Care Technology		4,212,927
Life Sciences Tools & Services — 7.5%
Bio-Techne Corp.	41,036	3,348,127
ICON PLC	22,400	7,357,056 *
Mettler-Toledo International Inc.	4,311	6,557,161 *
West Pharmaceutical Services Inc.	4,300	1,316,531
Total Life Sciences Tools & Services		18,578,875

Total Health Care		40,071,918
Industrials — 19.3%
Air Freight & Logistics — 0.7%
GXO Logistics Inc.	31,589	1,768,352 *
Building Products — 1.8%
Advanced Drainage Systems Inc.	11,300	2,000,552
Trex Co. Inc.	28,700	2,400,181 *
Total Building Products		4,400,733
Commercial Services & Supplies — 4.0%
Clean Harbors Inc.	12,100	2,888,633 *
Copart Inc.	133,428	6,982,287 *
Total Commercial Services & Supplies		9,870,920
Construction & Engineering — 2.3%
WillScot Holdings Corp.	137,244	5,627,004 *
Electrical Equipment — 1.0%
Vertiv Holdings Co., Class A Shares	33,400	2,628,580
Ground Transportation — 1.1%
XPO Inc.	24,994	2,871,561 *
Machinery — 3.5%
IDEX Corp.	21,188	4,417,274
RBC Bearings Inc.	14,351	4,173,845 *
Total Machinery		8,591,119
Professional Services — 1.3%
Paylocity Holding Corp.	20,980	3,148,469 *
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2024 Quarterly Report

 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 3.6%
Ferguson PLC	12,600	$2,805,390
United Rentals Inc.	7,946	6,015,916
Total Trading Companies & Distributors		8,821,306

Total Industrials		47,728,044
Information Technology — 25.3%
Electronic Equipment, Instruments & Components — 2.1%
Keysight Technologies Inc.	17,378	2,425,447 *
Teledyne Technologies Inc.	6,300	2,657,718 *
Total Electronic Equipment, Instruments & Components		5,083,165
IT Services — 1.6%
Globant SA	13,500	2,628,585 *
MongoDB Inc.	5,400	1,362,744 *
Total IT Services		3,991,329
Semiconductors & Semiconductor Equipment — 6.2%
Entegris Inc.	24,496	2,897,632
Marvell Technology Inc.	71,391	4,781,769
Monolithic Power Systems Inc.	8,773	7,571,889
Total Semiconductors & Semiconductor Equipment		15,251,290
Software — 15.0%
AppLovin Corp., Class A Shares	60,755	4,684,210 *
Aspen Technology Inc.	9,460	1,778,007 *
Datadog Inc., Class A Shares	38,512	4,484,337 *
DocuSign Inc.	23,804	1,320,646 *
Fortinet Inc.	85,930	4,987,377 *
Guidewire Software Inc.	11,200	1,680,784 *
HubSpot Inc.	13,002	6,462,384 *
Monday.com Ltd.	13,200	3,033,492 *
Palantir Technologies Inc., Class A Shares	60,600	1,629,534 *
Palo Alto Networks Inc.	2,981	968,020 *
Rubrik Inc., Class A Shares	65,185	2,424,882 *
Workday Inc., Class A Shares	16,591	3,768,148 *
Total Software		37,221,821
Technology Hardware, Storage & Peripherals — 0.4%
Super Micro Computer Inc.	1,500	1,052,475 *

Total Information Technology		62,600,080
Materials — 2.6%
Construction Materials — 2.6%
Martin Marietta Materials Inc.	10,658	6,323,924

Real Estate — 4.2%
Industrial REITs — 1.3%
Lineage Inc.	37,500	3,295,500 *
Real Estate Management & Development — 1.6%
CoStar Group Inc.	52,045	4,060,551 *
Specialized REITs — 1.3%
SBA Communications Corp.	14,149	3,106,271

Total Real Estate		10,462,322
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 0.5%
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.		15,300	$1,212,066
Total Investments before Short-Term Investments (Cost — $168,798,798)			245,990,251
	Rate
Short-Term Investments — 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.143%	580,366	580,366 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.238%	580,366	580,366 (a)(b)

Total Short-Term Investments (Cost — $1,160,732)			1,160,732
Total Investments — 99.9% (Cost — $169,959,530)			247,150,983
Other Assets in Excess of Liabilities — 0.1%			152,374
Total Net Assets — 100.0%			$247,303,357

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $580,366 and the cost was $580,366 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$245,990,251	—	—	$245,990,251
Short-Term Investments†	1,160,732	—	—	1,160,732
Total Investments	$247,150,983	—	—	$247,150,983

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,502,454	$17,838,196	17,838,196	$19,760,284	19,760,284

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$89,063	—	$580,366

ClearBridge Mid Cap Growth Fund 2024 Quarterly Report